Liquidity - Financial Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Liabilities
Carrying Amount	€ 5,792	€ 8,937
Current financial liabilities	2,050	4,277
Non-current financial liabilities	6,021	7,169
Total financial liabilities	€ 8,070	€ 11,446
Financial debt as % of financial liabilities	72.00%	78.00%
Interest rate	3.23%	3.84%	3.49%
Bonds
Financial Liabilities
Carrying Amount	€ 5,294	€ 6,090
Private placements
Financial Liabilities
Carrying Amount	0	99
Commercial paper
Financial Liabilities
Carrying Amount	€ 498	€ 498
Interest rate	2.38%	3.03%
Bank loans
Financial Liabilities
Carrying Amount	€ 0	€ 2,250
Current
Financial Liabilities
Nominal Volume	1,600	3,639
Carrying Amount	1,598	3,636
Current financial liabilities	€ 2,050	€ 4,277
Financial debt as % of financial liabilities - current	78.00%	85.00%
Current | Bonds
Financial Liabilities
Nominal Volume	€ 1,100	€ 889
Carrying Amount	1,100	888
Current | Private placements
Financial Liabilities
Nominal Volume	0	0
Carrying Amount	0	0
Current | Commercial paper
Financial Liabilities
Nominal Volume	500	500
Carrying Amount	498	498
Current | Bank loans
Financial Liabilities
Nominal Volume	0	2,250
Carrying Amount	0	2,250
Non Current
Financial Liabilities
Nominal Volume	4,550	5,746
Carrying Amount	4,194	5,301
Non-current financial liabilities	€ 6,021	€ 7,169
Financial debt as % of financial liabilities - non-current	70.00%	74.00%
Non Current | Bonds
Financial Liabilities
Nominal Volume	€ 4,550	€ 5,650
Carrying Amount	4,194	5,201
Non Current | Private placements
Financial Liabilities
Nominal Volume	0	96
Carrying Amount	0	99
Non Current | Commercial paper
Financial Liabilities
Nominal Volume	0	0
Carrying Amount	0	0
Non Current | Bank loans
Financial Liabilities
Nominal Volume	0	0
Carrying Amount	€ 0	€ 0